Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Tables
Schedule of Property and equipment
	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2016, December 31, 2016 and 2017	995	408	1,158	2,561

Accumulated depreciation
At January 1, 2016	471	302	483	1,256
Addition	209	86	231	526
At December 31, 2016	680	388	714	1,782
Depreciation	209	-	232	441
At December 31, 2017	889	388	946	2,223

Net book value
At December 31, 2016	315	20	444	779
At December 31, 2017	106	20	212	338